UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                               -------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Mangan & McColl Partners, LLC
               --------------------------------------------
Address:       Bank of America Corporate Center
               --------------------------------------------
               100 North Tryon Street, Suite 5130
               --------------------------------------------
               Charlotte, North Carolina   28202
               --------------------------------------------

Form 13F File Number: 28-10126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph J. Schonberg
         ---------------------------------
Title:   Chief Financial Officer
         ---------------------------------
Phone:   (704) 376-0042
         ---------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph J. Schonberg     Charlotte, North Carolina       February 17, 2004
------------------------   ---------------------------    ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                                     ----------------

Form 13F Information Table Entry Total:                     82
                                                     ----------------

Form 13F Information Table Value Total:              $    670,222
                                                      ---------------
                                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

***ASHANTI       GLOB DEP
GOLDFIELDS LTD-    RCPT      043743202     6,911     530,000   SH          X                   N/A        530,000

***BANCO
LATINOAMERICANO
D                  CL E      P16994132     1,635      85,000   SH          X                   N/A         85,000

ADVANCEPCS        COMMON     00790K109    62,883   1,191,200   SH          X                   N/A      1,191,200

ALLIANCE
BANCORP OF
NEW EN            COMMON     01852Q109     1,580      40,000   SH          X                   N/A         40,000

ALLSTREAM INC
CL B VTG SHS      COMMON     02004C204     2,695      47,000   SH          X                   N/A         47,000

ALTRIA
GROUP INC         COMMON     02209S103    19,047     350,000   SH          X                   N/A        350,000

AMERCO            COMMON     023586100     1,613      75,000   SH          X                   N/A         75,000

AMERICAN HOME
MORTGAGE          COMMON     02660R107     4,084     181,440   SH          X                   N/A        181,440

AMERICREDIT
CORP              COMMON     03060R101     3,186     200,000   SH          X                   N/A        200,000

ANWORTH MORTG
ASSET CORP        COMMON     037347101       348      25,000   SH          X                   N/A         25,000

APPLIED
MOLECULAR
EVOLUTIO          COMMON     03823E108       892      50,000   SH          X                   N/A         50,000

ASHFORD
HOSPITALITY
TR INC            COMMON     044103109       843      89,800   SH          X                   N/A         89,800

AT&T WIRELESS
SERVICES INC      COMMON     00209A106       799     100,000   SH          X                   N/A        100,000

BANK MUTUAL
CORP              COMMON     063750103     4,898     429,999   SH          X                   N/A        429,999

BANK OF AMER
CORP              COMMON     060505104    26,357     327,700   SH          X                   N/A        327,700

BANKATLANTIC
BANCORP INC-C     COMMON     065908501     2,755     145,000   SH          X                   N/A        145,000

BOSTON FED
BANCORP INC.      COMMON     101178101     2,624      75,200   SH          X                   N/A         75,200

CERES GROUP INC   COMMON     156772105       439      74,236   SH          X                   N/A         74,236

CITIZENS
COMMUNICATIONS
CO                COMMON     17453B101     2,174     175,000   SH          X                   N/A        175,000

CITIZENS SOUTH
BANKING COR       COMMON     176682102     4,255     305,000   SH          X                   N/A        305,000




                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

CLEVELAND
CLIFFS INC        COMMON     185896107     3,485      68,400   SH          X                   N/A         68,400

CONCORD EFS INC   COMMON     206197105    67,889   4,574,700   SH          X                   N/A      4,574,700

CONNECTICUT
BANCSHARES INC    COMMON     207540105     7,216     140,000   SH          X                   N/A        140,000

DIAL CORP NEW     COMMON     25247D101     4,271     150,000   SH          X                   N/A        150,000

DIAMONDS TRUST-
UNIT SERIES       COMMON     252787106    10,457     100,000   SH          X                   N/A        100,000

DYNEGY INC
(HOLDING CO) CL   COMMON     26816Q101     1,284     300,000   SH          X                   N/A        300,000

EMC CORP-MASS     COMMON     268648102     3,878     300,126   SH          X                   N/A        300,126

ENPRO
INDUSTRIES INC    COMMON     29355X107       907      65,000   SH          X                   N/A         65,000

ESPERION
THERAPEUTICS
INC               COMMON     29664R106     2,595      75,000   SH          X                   N/A         75,000

E TRADE            NOTE
GROUP            6.0% 2/07   269246AB0     1,023   1,000,000   PRN         X                   N/A      1,000,000

FIDELITY
BANKSHARES INC    COMMON     31604Q107     2,094      66,700   SH          X                   N/A         66,700

FIRST DATA CORP   COMMON     319963104    34,516     840,000   SH          X                   N/A        840,000

FIRST NIAGARA
FINL GROUP I      COMMON     33582V108     4,865     325,000   SH          X                   N/A        325,000

FIRSTFED
AMERICA
BANCORP I         COMMON     337929103     5,076     195,000   SH          X                   N/A        195,000

FLEETBOSTON
FINL CORP         COMMON     339030108    72,459   1,660,000   SH          X                   N/A      1,660,000

FLORIDAFIRST
BANCORP INC       COMMON     343258109     1,490      45,000   SH          X                   N/A         45,000

FRIEDMAN
BILLINGS RAMSEY   COMMON     358434108       346      15,000   SH          X                   N/A         15,000

GARDRN FRESH
RESTAURANT CO     COMMON     365235100     2,748     171,200   SH          X                   N/A        171,200

GEORGIA
PACIFIC CORP      COMMON     373298108     5,827     190,000   SH          X                   N/A        190,000

GLOBESPAN
VIRATA INC        COMMON     37957V106     3,364     575,000   SH          X                   N/A        575,000

GREENPOINT
FINANCIAL CORP    COMMON     395384100     4,415     125,000   SH          X                   N/A        125,000

HALLIBURTON CO    COMMON     406216101     8,450     325,000   SH          X                   N/A        325,000

HANCOCK JOHN
FINL SVCS INC     COMMON     41014S106    26,250     700,000   SH          X                   N/A        700,000





                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

HUDSON CITY
BANCORP INC       COMMON     443683107     4,849     127,000   SH          X                   N/A        127,000

INTERPUBLIC
GROUP OF COS I    COMMON     460690100       780      50,000   SH          X                   N/A         50,000

J C PENNEY
CO INC            COMMON     708160106     5,256     200,000   SH          X                   N/A        200,000

J P MORGAN
CHASE & CO        COMMON     46625H100     4,591     125,000   SH          X                   N/A        125,000

KEYCORP NEW       COMMON     493267108     2,932     100,000   SH          X                   N/A        100,000

LIBERTE
INVESTORS INC     COMMON     530154103       706     100,000   SH          X                   N/A        100,000

MBT FINL CORP     COMMON     578877102       304      18,387   SH          X                   N/A         18,387

METRIS
COMPANIES INC     COMMON     591598107     1,998     450,000   SH          X                   N/A        450,000

METRO-GOLDWYN-
MAYER INC NE      COMMON     591610100     4,102     240,000   SH          X                   N/A        240,000

MFA MORTGAGE
INVESTMENTS I     COMMON     55272X102       731      75,000   SH          X                   N/A         75,000

MID ATLANTIC
MEDICAL SERVI     COMMON     59523C107    37,908     585,000   SH          X                   N/A        585,000

MODEM MEDIA INC   COMMON     607533106     2,860     350,000   SH          X                   N/A        350,000

MORGAN STANLEY
DEAN WITTER       COMMON     617446448     4,340      75,000   SH          X                   N/A         75,000

NEW CENTURY
FINANCIAL CORP    COMMON     64352D101    10,711     270,000   SH          X                   N/A        270,000

NTL INC DEL       COMMON     62940M104     3,488      50,000   SH          X                   N/A         50,000

ONESOURCE
INFORMATION SEFV  COMMON     68272J106       471      50,000   SH          X                   N/A         50,000

PARTNERS TRUST
FINANCIAL G       COMMON     70213A103     1,190      35,000   SH          X                   N/A         35,000

PEOPLESOFT INC    COMMON     712713106     7,065     310,000   SH          X                   N/A        310,000

PG&E CORP         COMMON     69331C108    10,969     395,000   SH          X                   N/A        395,000

PLAINS
RESOURCES
INC NEW           COMMON     726540503     4,735     295,000   SH          X                   N/A        295,000

PROVIDENT
FINANCIAL SERVIC  COMMON     74386T105     1,792      94,800   SH          X                   N/A         94,800

PROVIDIAN
FINANCIAL CORP    COMMON     74406A102       989      85,000   SH          X                   N/A         85,000

RAINIER PACIFIC
FINANCIAL         COMMON     75087U101     1,875     117,800   SH          X                   N/A        117,800

RAIT INVESTMENT
TRUST             COMMON     749227104     1,920      75,000   SH          X                   N/A         75,000




                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

RELIANT
RESOURCES INC     COMMON     75952B105     1,472     200,000   SH          X                   N/A        200,000

REYNOLD R J
TOB HOLDINGS I    COMMON     76182K105     8,746     150,400   SH          X                   N/A        150,400

RIGHT
MANAGEMENT
CONSULTAN         COMMON     766573109     6,438     345,000   SH          X                   N/A        345,000

SICOR INC         COMMON     825846108    25,840     950,000   SH          X                   N/A        950,000

SOUND FEDERAL
BANCORP INC       COMMON     83607V104     1,091      70,000   SH          X                   N/A         70,000

SOVEREIGN
BANCORP INC       COMMON     845905108     4,750     200,000   SH          X                   N/A        200,000

SUNTRUST
BANKS INC         COMMON     867914103    12,513     175,000   SH          X                   N/A        175,000

TAUBMAN
CENTERS INC       COMMON     876664103     7,416     360,000   SH          X                   N/A        360,000

TOLL
BROTHERS INC      COMMON     889478103     3,976     100,000   SH          X                   N/A        100,000

UNISOURCE
ENERGY CORP       COMMON     909205106     3,699     150,000   SH          X                   N/A        150,000

UNIVISION
COMMUNICATIONS I  COMMON     914906102    10,053     253,295   SH          X                   N/A        253,295

USG CORP          COMMON     903293405     3,016     182,000   SH          X                   N/A        182,000

WASHINGTON
GROUP INTL INC    COMMON     938862208     7,473     220,000   SH          X                   N/A        220,000

WELLPOINT
HEALTH NETWORKS   COMMON     94973H108    25,925     267,300   SH          X                   N/A        267,300

YELLOW ROADWAY
CORPORATION       COMMON     985577105     6,329     174,978   SH          X                   N/A        174,978


